Consolidated Statements of Shareholders' Equity (Parentheticals) (Accumulated Other Comprehensive Income (Loss) [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 25, 2011	Sep. 26, 2010	Sep. 27, 2009
Accumulated Other Comprehensive Income (Loss) [Member]
Unrealized gain (loss) on securities available for sale, income taxes	$ 0	$ 0	$ 0
Unrealized gain (loss) on derivatives, income taxes		0	0
Foreign currency translation, income taxes	$ 0	$ 0